SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/06
FILER
	CIK		0001093694
	CCC		vi$9evuz

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 05/02/06

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	67
Form 13F Information Table Value Total:	$447,874 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

Abbott Labs         COM    002824100      6502 153099SH       sole           153099           0
Alliant Tech SystemsCOM    018804104      2325  30125SH       sole            30125           0
Anheuser Busch      COM    035229103     13223 309169SH       sole           309169           0
Associated Bancorp  COM    045487105      2393  70430SH       sole            64820        5610
Automatic Data Proc COM    053015103      7642 167289SH       sole           163229        4060
Burlington ResourcesCOM    122014103      5324  57923SH       sole            55573        2350
CNA Financial       COM    126117100     10517 330310SH       sole           317575       12735
Cadbury Schweppes   COM    127209302     10141 253516SH       sole           244796        8720
Canon Inc ADR       COM    138006309      8506 128775SH       sole           126065        2710
Chevron Corp.       COM    166764100     11476 197967SH       sole           193667        4300
Cimarex Energy      COM    171798101     12406 286774SH       sole           275134       11640
Coca Cola           COM    191216100       443  10575SH       sole            10575           0
Comerica            COM    200340107     10111 174410SH       sole           167115        7295
ConocoPhillips      COM    20825C104         8    120SH       sole              120           0
Cooper Companies    COM    216648402      3479  64385SH       sole            59005        5380
Deluxe Corp         COM    248019101      1242  47440SH       sole            43330        4110
Edwards, AG         COM    281760108      2914  58445SH       sole            52405        6040
Energy Select Spdrs COM    81369Y506       100   1840SH       sole             1840           0
Erie Indemnity      COM    29530P102      1856  35250SH       sole            31680        3570
Exxon Mobil         COM    30231G102      2314  38017SH       sole            38017           0
Factset Research    COM    303075105      9795 220857SH       sole           212770        8087
Family Dollar StoresCOM    307000109      3096 116395SH       sole           108375        8020
Fed Nat'l Mtg. AssocCOM    313586109      7320 142420SH       sole           139425        2995
Federal Agric. Mtge COM    313148306      2937  99845SH       sole            93200        6645
Gannett Company     COM    364730101     14126 235749SH       sole           227679        8070
General Dynamics    COM    369550108      2396  37456SH       sole            36466         990
General Electric    COM    369604103       362  10400SH       sole            10400           0
General Mills       COM    370334104     12915 254825SH       sole           245375        9450
Health Management AsCOM    421933102      9206 426805SH       sole           410935       15870
Heinz (HJ) Co.      COM    423074103     18818 496263SH       sole           479128       17135
Home Depot          COM    437076102      7119 168288SH       sole           164128        4160
Honda Motors        COM    438128308       414  13365SH       sole            13365           0
IMS Healthcare      COM    449934108     14422 559630SH       sole           538200       21430
Intel Corp          COM    458140100        66   3400SH       sole             3400           0
Investors Financial COM    461915100     16418 350292SH       sole           338402       11890
Kimberly Clark      COM    494368103     11419 197568SH       sole           193318        4250
Lancaster Colony Cp COM    513847103      6873 163649SH       sole           156774        6875
Lilly (eli)         COM    532457108      6433 116335SH       sole           114015        2320
Liz Claiborne       COM    539320101      1399  34140SH       sole            29415        4725
Logitech            COM    541419107      4865 122300SH       sole           115405        6895
Microsoft Corp.     COM    594918104     15673 575986SH       sole           563646       12340
Nabors Industries   COM    G6359F103      2509  35057SH       sole            32427        2630
Newell Rubbermaid   COM    651229106      7817 310341SH       sole           302746        7595
Newmont Mining      COM    651639106       210   4050SH       sole             4050           0
Northrop Grumman    COM    666807102     14791 216584SH       sole           209979        6605
PartnerRe Ltd       COM    G6852T105     11740 189083SH       sole           181953        7130
Petro-Canada        COM    71644E102      9046 190075SH       sole           185955        4120
Pfizer, Inc         COM    717081103      6623 265769SH       sole           259789        5980
Plantronics         COM    727493108      3613 101985SH       sole            93615        8370
R1000 I Shares      COM    464287598        58    800SH       sole              800           0
R Midcap Val I ShareCOM    464287473       318   2385SH       sole              560        1825
Radioshack          COM    750438103      3141 163345SH       sole           149175       14170
Royal Dutch PetroleuCOM    780259206     13003 208856SH       sole           204381        4475
SEI Investments     COM    784117103      9288 229160SH       sole           221625        7535
Sensient Tech       COM    81725T100      8269 458091SH       sole           442056       16035
Sherwin Williams    COM    824348106      2781  56255SH       sole            53425        2830
St. Paul Travelers  COM    792860108     10039 240217SH       sole           232077        8140
State Auto FinancialCOM    855707105      2383  70685SH       sole            64865        5820
Streetracks Gold    COM    863307104       221   3800SH       sole             3800           0
Symantec            COM    871503108     11887 706270SH       sole           679705       26565
Timberland          COM    887100105      8587 250875SH       sole           241510        9365
Torchmark           COM    891027104     10222 179018SH       sole           171033        7985
Tribune Company     COM    896047107     10312 375935SH       sole           359065       16870
US Bancorp          COM    902973304     10018 328473SH       sole           321563        6910
Universal Corp      COM    913456109      1465  39850SH       sole            35265        4585
Wal-Mart Stores     COM    931142103     10209 216119SH       sole           211854        4265
Wyeth               COM    983024100       330   6800SH       sole             6800           0
                                      447,874